Average Annual Total Returns{- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-13 - Fidelity Advisor® Real Estate Fund	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWEJ Past 1 year	IXWEJ Past 5 years	IXWEJ Past 10 years
Total	(12.26%)	1.85%	6.56%	(13.15%)	0.19%	5.08%	(6.84%)	1.17%	4.96%	(10.35%)	2.10%	6.56%	(8.53%)	2.26%	6.37%	(6.67%)	3.34%	7.47%	(6.45%)		3.16%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	(14.06%)	2.32%	7.15%

[1]	(a)Since inception October 2, 2018.